Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net (loss) income	$ 10,159	$ (13,097)	$ (15,068)
Net income from discontinued operations	381	596	567
Net (loss) income from continuing operations	9,778	(13,693)	(15,635)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Impairment of long-lived assets	0	0	2,910
Amortization of acquired intangible assets	4,234	3,744	2,696
Amortization of land use rights	46	48	48
Amortization of deferred financing costs	387	263
Inventory provision	(77)	7,254	1,643
Warranty provision	13	(51)	28
Provisions for doubtful accounts	1,251	474	64
Written off receivables		589
Depreciation	3,436	3,532	2,507
Change in fair value of put option	210	210	210
Share-based compensation	0	0	753
Other operating income-net gain from the sale of real estate	(14,939)
Changes in operating assets and liabilities:
Accounts receivable	(8,026)	(15,419)	8,802
Amount due from a related party	(929)	(68)
Notes receivable		424	(432)
Inventories	(1,750)	(488)	1,527
Prepaid expenses and other current assets	(11,667)	(9,256)	(19,183)
Payment for purchase of land use right			(1,947)
Accounts payable	(2,839)	(5,489)	1,485
Notes payable	6,024	(9,550)	9,737
Amount due to a related party		(176)	179
Accrued expenses and other current liabilities	7,914	(3,687)	964
Advance from customers	1,375	599	(803)
Deferred revenue	(1,841)	(1,941)	5,966
Income tax payable	(106)	649	204
Net cash (used in) provided by operating activities from discontinued operations	(395)	7,924	(251)
Net cash provided by (used in) operating activities	(7,901)	(34,108)	1,472
Investing activities:
Purchase of property, plant and equipment	(2,118)	(57,229)	(49,926)
Purchase of intangible assets	(1,720)	(5,846)	(9,135)
Amount received for the sale of property	10,710	12,907
Disposal of land use right		1,649
(Increased) decreased in restricted cash	(3,012)	4,775	(4,869)
Disposal of a subsidiary		3,770
Net cash (used in) provided by investing activities from discontinued operations	11,139	(90,175)	(33,433)
Net cash (used in) provided by investing activities	14,999	(130,149)	(97,363)
Financing activities:
Capital contribution by a noncontrolling shareholder			3,197
Capital repayment to a noncontrolling shareholder		(8,120)
Proceeds from a long-term loan	12,877		4,869
Proceeds from short-term loans	15,738	20,251	487
Repayment to a long-term loan	(753)	(1,592)	(812)
Repayment to short-term loans	(28,586)	(14,728)	(1,100)
Net cash provided by (used in) financing activities	(724)	(4,189)	6,641
Effect of exchange rate changes on cash and cash equivalents	(525)	(2,000)	(5,439)
Net increase (decrease) in cash and cash equivalents	5,849	(170,446)	(94,689)
Cash and cash equivalents at the beginning of the year	514	170,960	265,649
Cash and cash equivalents at the end of the year	6,363	514	170,960
Cash paid during the year for:
Income taxes	106	301	234
Interest expense	1,556	1,897	211
Non-cash investing and financing activities:
Interest expenses payable	40	20	407
Payable for property, plant and equipment	6,303	7,455	1,871
Payable for intangible assets		$ 1,590	$ 768
Receivables from disposal of a real estate	447
Other payable offset with proceeds from sales of property	$ 12,156